Tenant Lease Rental Payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Amounts Due from Tenants under Leases

As of March 31, 2021, the future minimum amounts due from tenants under leases, including cancellable leases in which the tenant is economically compelled to extend the lease term, were as follows:

Remainder of 2021	$61,550
2022	73,565
2023	59,812
2024	46,663
2025	22,035

As of December 31, 2020 (Successor), the future minimum amounts due from tenants under leases, including cancellable leases in which the tenant is economically compelled to extend the lease term, were as follows:

2021	$73,168
2022	60,022
2023	45,523
2024	32,968
2025	12,648

$224,329